Pension and Post-Retirement and Post-Employment Benefits - Additional Information (Detail) - CAD ($) $ in Millions		12 Months Ended
	Jan. 01, 2016	Dec. 31, 2017	Dec. 31, 2016
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Contributions by company to the plan		$ 1	$ 1
Accrued liabilities		$ 563	651
Pension plan average pensionable earnings		3 years
New pension plan average pensionable earnings		5 years
Annual pension plan contributions		$ 87	108
Estimated annual pension plan contributions for 2018		71
Estimated annual pension plan contributions for 2019		$ 71
Percentage of assets to ascertain concentration of credit risk		10.00%
Option One [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Percentage of employer matching contribution	4.00%
Option Two [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Percentage of employer matching contribution	5.00%
Option Three [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Percentage of employer matching contribution	6.00%
Defined Contribution Pension Plan [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Accrued liabilities		$ 1	$ 1
ABO [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Funded percentage		96.00%	97.00%
PBO [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Funded percentage		88.00%	88.00%
Corporate Bond Securities [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Pension plan		$ 11	$ 11
Province Of Ontario [Member] | Debt Securities [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Pension plan		$ 415	$ 450